Asset Retirement Obligations - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs (as a percent)	2.00%
Revaluation adjustment	$ 3	$ 0
Asset retirement obligations recorded	$ 13	$ 10
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	2.00%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	4.00%